Share-based awards - Summary of RSU and PSU Activity (Details)	9 Months Ended
Sep. 30, 2022 $ / shares shares
Performance Share Unit (PSUs)
Outstanding Number of Shares
Outstanding at beginning of period (in shares) | shares	154,190
Granted (in shares) | shares	64,682
Shares vested (in shares) | shares	(45,567)
Forfeited (in shares) | shares	(14,542)
Outstanding at end of period (in shares) | shares	158,763
Weighted Average Grant Date Fair Value
Outstanding at beginning of period (in USD per share) | $ / shares	$ 160.23
Granted (in USD per share) | $ / shares	214.25
Shares vested (in USD per share) | $ / shares	140.18
Forfeited (in USD per share) | $ / shares	182.33
Outstanding at end of period (in USD per share) | $ / shares	$ 189.13
Restricted Stock Units (RSUs)
Outstanding Number of Shares
Outstanding at beginning of period (in shares) | shares	572,785
Granted (in shares) | shares	291,043
Shares vested (in shares) | shares	(188,658)
Forfeited (in shares) | shares	(68,261)
Outstanding at end of period (in shares) | shares	606,909
Weighted Average Grant Date Fair Value
Outstanding at beginning of period (in USD per share) | $ / shares	$ 191.20
Granted (in USD per share) | $ / shares	217.51
Shares vested (in USD per share) | $ / shares	174.17
Forfeited (in USD per share) | $ / shares	203.82
Outstanding at end of period (in USD per share) | $ / shares	$ 207.94